Acquisitions - Book Values of Identifiable Assets and Liabilities Acquired and Their Fair Value (Details) £ in Millions	Dec. 31, 2021 GBP (£)
Book value at acquisition £m
Disclosure of detailed information about business combination [line items]
Intangible assets	£ 0.0
Right-of-use assets	36.6
Property, plant and equipment	4.0
Cash and cash equivalents	(2.3)
Trade receivables due within one year	40.0
Other current assets	5.9
Total assets	84.2
Current liabilities	(28.5)
Trade and other payables due after one year	(2.3)
Deferred tax liabilities	0.0
Long-term lease liabilities	(34.2)
Total liabilities	(65.0)
Net assets	19.2
Fair value adjustments £m
Disclosure of detailed information about business combination [line items]
Intangible assets	97.7
Right-of-use assets	(3.4)
Property, plant and equipment	0.0
Cash and cash equivalents	0.0
Trade receivables due within one year	0.0
Other current assets	0.9
Total assets	95.2
Current liabilities	(0.3)
Trade and other payables due after one year	(5.8)
Deferred tax liabilities	(22.5)
Long-term lease liabilities	0.0
Total liabilities	(28.6)
Net assets	66.6
Fair value to Group £m
Disclosure of detailed information about business combination [line items]
Intangible assets	97.7
Right-of-use assets	33.2
Property, plant and equipment	4.0
Cash and cash equivalents	(2.3)
Trade receivables due within one year	40.0
Other current assets	6.8
Total assets	179.4
Current liabilities	(28.8)
Trade and other payables due after one year	(8.1)
Deferred tax liabilities	(22.5)
Long-term lease liabilities	(34.2)
Total liabilities	(93.6)
Net assets	85.8
Non-controlling interests	(3.0)
Goodwill	331.9
Consideration	414.7
Consideration satisfied by:
Cash	225.9
Equity instruments of subsidiary company	110.8
Payments due to vendors	£ 78.0